Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pursuant to SEC rules, the Pay versus Performance disclosure below details compensation for the Company’s CEO and average compensation for the other named executives, both as reported in the Summary Compensation Table and with certain adjustments to reflect compensation actually paid to such individuals in each of the Company’s fiscal years 2023, 2022, 2021, and 2020. The disclosure also provides information on the Company’s TSR, as well as that of the S&P 500 Health Care Index, on a cumulative basis over the same four fiscal years. The Company’s Net Income is shown for the past four fiscal years, as well as non-GAAP EPS which we consider another important performance measure. A detailed discussion of the Compensation Committee’s decisions regarding the compensation awarded to the named executives for 2023 can be found in the section of this Proxy Statement entitled “Compensation Discussion and Analysis”.
Please see Appendix A to this Proxy Statement for reconciliation of our GAAP EPS to non-GAAP EPS for 2014-2023.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other Named Executives ($)(2)	Average Compensation Actually paid to Other Named Executives ($)(1)	Value of Initial Fixed $100 Investment Based on(3)		Net Income ($)	Non- GAAP EPS ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2023	14,096,924	18,903,908	3,692,047	4,743,481	156	143	474,624,000	10.67
2022	13,447,872	(11,539,600)	3,298,049	(397,971)	143	140	486,226,000	11.12
2021	13,705,580	43,168,611	4,392,906	9,206,989	243	141	390,982,000	10.32
2020	13,483,411	50,018,818	2,773,587	8,856,107	166	111	364,304,000	8.13

(1)
SEC rules specify adjustments from the Summary Compensation Table totals to calculate compensation actually paid to the CEO and other named executives. These adjustments are detailed in the table below titled “Reconciliation of Summary Compensation Table Total to Compensation Actually Paid” but do not necessarily reflect cash or equity value transferred to the executive outright.

(2)
For 2020, 2021 and 2022, our named executives were: Mr. Foster, Mr. David Smith (former Chief Financial Officer), Mr. Barbo, Ms. Girshick and Mr. LaPlume. Ms. Pease became a named executive in 2022 when she assumed the role of Chief Financial Officer. For 2023, our named executive officers are: Mr. Foster, Ms. Pease, Mr. Barbo, Ms. Girshick and Mr. LaPlume.

(3)
TSR was measured for 2020 for the period from December 27, 2019 to December 24, 2020; for 2021 for the period from December 27, 2019 to December 23, 2021; for 2022 for the period from December 27, 2019 to December 30, 2022; and for 2023 for the period from January 2, 2023 to December 29, 2023. The peer group is the S&P 500 Health Care Index.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid
The table below details the adjustments made to the total compensation paid as disclosed in the Summary Compensation to arrive at the compensation actually paid for our CEO and the average for our other named executives:
Year	Executive(s)	SCT Total	Deduct Current Year Equity Grants(1)	Deduct Change in Value of Pension or Non-qualified Deferred Compensation Earnings from SCT(1)	Add Pension Value Attributable Current Year’s Service	Add Year End Fair Value of Equity Awards Granted in Current Year(2)	Add Change in Value of Prior Years’ Grants that Remained Unvested at Year End(3)	Add Change in Value of Prior Years’ Grants that Vested in Current Year(4)	Compensation Actually Paid
2023	CEO	14,096,924	11,433,096	—	788,969	14,598,471	476,837	375,803	18,903,908
	Other Named Executives	3,692,047	2,474,809	—	—	3,338,251	166,941	21,052	4,743,481
2022	CEO	13,447,872	10,939,883	—	989,746	7,459,567	(10,070,482)	(12,426,419)	(11,539,600)
	Other Named Executives	3,298,049	2,418,873	—	—	1,848,071	(1,380,356)	(1,744,862)	(397,971)
2021	CEO	13,705,580	10,422,089	—	823,145	15,460,355	13,268,849	10,332,771	43,168,611
	Other Named Executives	4,392,906	3,203,012	—	—	3,965,695	2,276,985	1,774,415	9,206,989
2020	CEO	13,483,411	10,218,426	194,061	719,230	19,616,106	15,605,432	11,007,126	50,018,818
	Other Named Executives	2,773,587	1,766,995	—	—	3,392,036	2,649,868	1,807,611	8,856,107
(1)
These amounts were reported in the Stock Awards, Option Awards and Change in Pension Value and Non-qualified Deferred Compensation Earnings columns of our Summary Compensation Table included in our Proxy Statement in each respective year.

(2)
These values are calculated by valuing RSUs granted in the respective year with the stock price on the final trading day of that fiscal year, valuing PSUs granted in the respective year with the Monte Carlo value on the final trading day of that fiscal year plus the impact of EPS performance in the first year of the performance period and valuing options granted in the respective year with the Black-Scholes value on the final trading day of that fiscal year.

(3)
For any portion of a grant made prior to the respective year that remained unvested throughout that year, the value at the end of that year is compared to the value at the end of the prior year using the methodology described in footnote 2.

(4)
For any portion of a grant made prior to the respective year that vested in that year, the value of the vested portion as of the vest date is compared to the value at the end of the prior year using the methodology described in footnote 2.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(2)
For 2020, 2021 and 2022, our named executives were: Mr. Foster, Mr. David Smith (former Chief Financial Officer), Mr. Barbo, Ms. Girshick and Mr. LaPlume. Ms. Pease became a named executive in 2022 when she assumed the role of Chief Financial Officer. For 2023, our named executive officers are: Mr. Foster, Ms. Pease, Mr. Barbo, Ms. Girshick and Mr. LaPlume.

Peer Group Issuers, Footnote
(3)
TSR was measured for 2020 for the period from December 27, 2019 to December 24, 2020; for 2021 for the period from December 27, 2019 to December 23, 2021; for 2022 for the period from December 27, 2019 to December 30, 2022; and for 2023 for the period from January 2, 2023 to December 29, 2023. The peer group is the S&P 500 Health Care Index.

PEO Total Compensation Amount	$ 14,096,924	$ 13,447,872	$ 13,705,580	$ 13,483,411
PEO Actually Paid Compensation Amount	18,903,908	(11,539,600)	43,168,611	50,018,818
Non-PEO NEO Average Total Compensation Amount	3,692,047	3,298,049	4,392,906	2,773,587
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,743,481	(397,971)	9,206,989	8,856,107
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid
The table below details the adjustments made to the total compensation paid as disclosed in the Summary Compensation to arrive at the compensation actually paid for our CEO and the average for our other named executives:
Year	Executive(s)	SCT Total	Deduct Current Year Equity Grants(1)	Deduct Change in Value of Pension or Non-qualified Deferred Compensation Earnings from SCT(1)	Add Pension Value Attributable Current Year’s Service	Add Year End Fair Value of Equity Awards Granted in Current Year(2)	Add Change in Value of Prior Years’ Grants that Remained Unvested at Year End(3)	Add Change in Value of Prior Years’ Grants that Vested in Current Year(4)	Compensation Actually Paid
2023	CEO	14,096,924	11,433,096	—	788,969	14,598,471	476,837	375,803	18,903,908
	Other Named Executives	3,692,047	2,474,809	—	—	3,338,251	166,941	21,052	4,743,481
2022	CEO	13,447,872	10,939,883	—	989,746	7,459,567	(10,070,482)	(12,426,419)	(11,539,600)
	Other Named Executives	3,298,049	2,418,873	—	—	1,848,071	(1,380,356)	(1,744,862)	(397,971)
2021	CEO	13,705,580	10,422,089	—	823,145	15,460,355	13,268,849	10,332,771	43,168,611
	Other Named Executives	4,392,906	3,203,012	—	—	3,965,695	2,276,985	1,774,415	9,206,989
2020	CEO	13,483,411	10,218,426	194,061	719,230	19,616,106	15,605,432	11,007,126	50,018,818
	Other Named Executives	2,773,587	1,766,995	—	—	3,392,036	2,649,868	1,807,611	8,856,107
(1)
These amounts were reported in the Stock Awards, Option Awards and Change in Pension Value and Non-qualified Deferred Compensation Earnings columns of our Summary Compensation Table included in our Proxy Statement in each respective year.

(2)
These values are calculated by valuing RSUs granted in the respective year with the stock price on the final trading day of that fiscal year, valuing PSUs granted in the respective year with the Monte Carlo value on the final trading day of that fiscal year plus the impact of EPS performance in the first year of the performance period and valuing options granted in the respective year with the Black-Scholes value on the final trading day of that fiscal year.

(3)
For any portion of a grant made prior to the respective year that remained unvested throughout that year, the value at the end of that year is compared to the value at the end of the prior year using the methodology described in footnote 2.

(4)
For any portion of a grant made prior to the respective year that vested in that year, the value of the vested portion as of the vest date is compared to the value at the end of the prior year using the methodology described in footnote 2.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	The relationship between compensation actually paid and Net income attributable to common shareholders is shown below.
Compensation Actually Paid vs. Company Selected Measure	Non-GAAP EPS is a component of long-term incentive design for our named executives. The relationship between compensation actually paid and non-GAAP EPS is shown below.
Total Shareholder Return Vs Peer Group
Tabular List, Table
The three measures listed below are the most important for determining compensation for our named executives. Revenue and Non-GAAP Operating Income are the main components of EICP (short-term incentive), and Non-GAAP EPS determines baseline performance of PSUs granted to our named executives (long-term incentive). For more details on the elements of our compensation program, please see “Compensation Discussion and Analysis—Compensation Elements” on pages 48-57 of this Proxy Statement.
Most Important Performance Measures
Revenue
Non-GAAP EPS
Non-GAAP Operating Income

Total Shareholder Return Amount	$ 156	143	243	166
Peer Group Total Shareholder Return Amount	143	140	141	111
Net Income (Loss)	$ 474,624,000	$ 486,226,000	$ 390,982,000	$ 364,304,000
Company Selected Measure Amount	10.67	11.12	10.32	8.13
PEO Name	Ms. Pease
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,433,096)	$ (10,939,883)	$ (10,422,089)	$ (10,218,426)
PEO | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(194,061)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	788,969	989,746	823,145	719,230
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,598,471	7,459,567	15,460,355	19,616,106
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	476,837	(10,070,482)	13,268,849	15,605,432
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,803	(12,426,419)	10,332,771	11,007,126
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,474,809)	(2,418,873)	(3,203,012)	(1,766,995)
Non-PEO NEO | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,338,251	1,848,071	3,965,695	3,392,036
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,941	(1,380,356)	2,276,985	2,649,868
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,052	$ (1,744,862)	$ 1,774,415	$ 1,807,611